Annual Total Returns- Vanguard FTSE All-World ex-US Small-Cap Index Fund (ETF) [BarChart] - ETF - Vanguard FTSE All-World ex-US Small-Cap Index Fund - ETF Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(18.93%)	19.12%	17.72%	(4.67%)	(0.20%)	4.37%	30.26%	(18.43%)	21.73%	11.95%